Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Abstract]
Trade receivables	$ 30,721	$ 25,766
Other receivables	9,036	7,556
Amounts due from subsidiaries	868	2,175
Derivative contracts (see Note 19)	5,304	5,957
Prepayments and deferred charges	3,940	4,210
Total	49,869	45,664
Other receivables	5,525	5,231
Amounts due from joint ventures and associates	1,327	2,510
Derivative contracts	919	405
Prepayments and deferred charges	1,623	1,407
Total	$ 9,394	$ 9,553